Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary Of Company's Reporting Segments
The following table provides information about IPALCO’s business segments (in millions):

	2016			2015			2014
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,347	—	$1,347	$1,250	—	$1,250	$1,322	—	$1,322
Depreciation and amortization	218	—	218	188	—	188	185	—	185
Income taxes	73	(11)	61	56	(25)	32	69	(21)	48
Net income	156	(25)	131	102	(42)	60	110	(32)	78
Utility plant - net of depreciation (1)	3,881	—	3,881	3,441	—	3,441	2,857	—	2,857
Capital expenditures	608	—	608	686	—	686	382	—	382